CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	$ (109,478)	¥ (714,343)	¥ 263,242	¥ 604,630
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Provision for loans and advances	123,178	803,736	1,239,962	751,572
Depreciation and amortization	4,510	29,431	42,586	42,431
Loss on disposal of property and equipment	61	399	1,721	7,305
Share-based compensation expenses	934	6,093	64,796	106,571
Loss on disposals of cost method investments				963
Impairment of Goodwill	891	5,812	0	0
Provision for Prepaid expenses and other assets	9,903	64,618
Changes in operating assets and liabilities:
Prepaid expenses and other assets	12,148	79,268	110,010	(67,408)
Deposits	(81,848)	(534,058)
Amounts due from related parties	1,332	8,692	(2,255)	(12,629)
Deferred tax assets	41,569	271,237	(260,050)	(171,230)
Current account with online investors and borrowers	(156,482)	(1,021,035)	(730,395)	122,159
Income tax payable	848	5,536	166,423	(172,659)
Accrued expenses and other liabilities	(4,697)	(30,650)	(114,995)	30,514
Amounts due to related parties	(3,663)	(23,904)	322	(34,172)
Deferred revenue and Contract liabilities	(44,096)	(287,729)	105,745	6,727
Net cash provided by/(used in) operating activities	(204,890)	(1,336,897)	887,112	1,214,774
Cash flows from investing activities:
Purchase of short-term investments			(5,500)	(3,687,100)
Redemption of short-term investments			9,600	3,691,500
Payments to originate loans and advances	(257,195)	(1,678,200)	(11,053,947)	(7,430,624)
Proceeds from collection of loans and advances	262,064	1,709,967	10,150,398	7,103,783
Addition of long-term investments			(241)	(1,513,040)
Redemption of long-term investments				1,563,040
Disposals of cost method investments				295,037
Cash and cash equivalents paid for business combinations				(4,500)
Cash and cash equivalents acquired from business combinations				8,045
Purchase of property, equipment and software	(1,183)	(7,719)	(22,359)	(32,609)
Net cash (used in)/provided by investing activities	3,686	24,048	(922,049)	(6,468)
Cash flows from financing activities:
Proceeds from short-term borrowings				(200,000)
Proceeds from institutional funding partners and online investors				3,399,266
Payments to institutional funding partners and online investors	(45,516)	(296,990)	(1,114,926)	(4,193,719)
Proceeds (payment) for IPO and underwriters' exercise of over-allotment, net of issuance costs	(168)	(1,099)	(15,167)	302,670
Contribution from noncontrolling interests				4,900
Net cash used in financing activities	(45,684)	(298,089)	(1,130,093)	(686,883)
Effect of exchange rate changes on cash, cash equivalents and restricted cash			190	(2,700)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(246,888)	(1,610,938)	(1,164,840)	518,723
Cash, cash equivalents and restricted cash at the beginning of the year	339,675	2,216,376	3,381,216	2,862,493
Cash, cash equivalents and restricted cash at the end of the year	92,787	605,438	2,216,376	3,381,216
Supplemental disclosure of cash flow information:
Interest paid			50,610	161,735
Income taxes paid	3,243	21,159	¥ 255,309	494,928
Income tax refunded	$ (7,399)	¥ (48,279)
Non-cash activities:
Accretion on Series C convertible redeemable preferred shares to redemption value				120,000
Deferred IPO costs included in accrued expenses and other liabilities				¥ 16,267